Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic And Diluted (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Numerator:
Allocation of net loss	$ (3,032,369)	$ (483,148)	$ 21,269,658	$ (33,671,616)	$ (4,861,190)	$ (12,885,106)
Denominator:
Basic and diluted weighted average shares outstanding	2,033,898				5,111,809
Basic and diluted net loss per ordinary share					$ (0.26)
Common Class A [Member]
Numerator:
Allocation of net loss	$ (1,323,216)	$ (368,518)			$ (3,520,953,000)	$ (10,308,085)
Denominator:
Basic and diluted weighted average shares outstanding	3,870,968	20,737,202			13,429,289	20,737,202
Basic and diluted net loss per ordinary share	$ (0.34)	$ (0.02)			$ (0.26)	$ (0.50)
Common Class B [Member]
Numerator:
Allocation of net loss	$ (1,709,153)	$ (96,630)			$ (1,340,237,000)	$ (2,577,021)
Denominator:
Basic and diluted weighted average shares outstanding	5,000,000	5,184,300			5,111,809	5,184,300
Basic and diluted net loss per ordinary share	$ (0.34)	$ (0.02)			$ (0.26)	$ (0.50)